Property and Equipment (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total gross fixed assets	$ 1,698,000	$ 496,000
Less: accumulated depreciation and amortization	(478,000)	(351,000)
Property and equipment, net	1,220,000	145,000
Laboratory equipment [member]
Property, Plant and Equipment [Line Items]
Total gross fixed assets	1,454,000	431,000
Office and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total gross fixed assets	59,000	65,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total gross fixed assets	$ 185,000	$ 0